Other Liabilities	3 Months Ended
Mar. 31, 2012
Other Liabilities {1}
Schedule of Stockholders' Equity Note, Warrants or Rights [Table Text Block]

(3)  Shareholders’ deficit

The status of our outstanding warrant is as follows:

		Weighted	Weighted Avg.	Aggregate
	Number of	Avg. Exercise	Remaining	Intrinsic
	Shares	Price	Contractual Term	Value
Outstanding at December 31, 2011	$200,000	$0.001	.9 years
Granted	—	—
Exercised	—	—
Cancelled	—	—
Outstanding at March 31, 2012	200,000	0.001	.6 years	$—

Exercisable at December 31, 2011	$200,000	$0.001		$—
Exercisable at March 31, 2012	$200,000	$0.001		$—